GOODWILL (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	$ 5,115	$ 5,115	$ 2,411
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		2,411	1,554
Acquisitions through business combinations		3,152	957
Impairment losses		(261)	0
Dispositions		(21)	0
Assets reclassified as held for sale		(212)	0
Foreign currency translation		46	(100)
Balance at end of period	5,115	5,115	2,411
Infrastructure Services | Teekay Offshore
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	286	286	$ 547
Infrastructure Services | Teekay Offshore | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses	$ (261)	$ (261)